UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: 811-21422

Trust for Advised Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, Wisconsin 53202
(Address of principal executive offices) (Zip code)

Christopher E. Kashmerick
Trust for Advised Portfolios
2020 East Financial Way, Suite 100
Glendora, CA 91741
 (Name and address of agent for service)

(626) 914-7385
Registrant’s telephone number, including area code

Date of fiscal year end: September 30

Date of reporting period:  December 31, 2016

Item 1. Schedule of Investments.
Ziegler Floating Rate Fund
SCHEDULE OF INVESTMENTS
As of December 31, 2016 (Unaudited)

Principal
Amount		Rate(1)	Maturity	Value
	BANK LOANS ― 95.6%
	AEROSPACE & DEFENSE - 1.3%
$494,949	American Airlines, Inc.	3.25%	10/11/2021	$498,778

	BEVERAGE & TOBACCO - 1.4%
500,000	Charger OpCo B.V.	3.25	7/2/2022	504,875

	BROADCAST RADIO & TELEVISION - 2.6%
452,830	CBS Radio Inc.	4.50	10/17/2023	458,110
40,909	Mission Broadcasting, Inc.	3.77	1/17/2024	41,325
459,091	Nexstar Broadcasting, Inc.	3.77	1/17/2024	463,753
				963,188
	BUILDING & DEVELOPMENT - 6.8%
498,750	HD Supply, Inc.	3.75	10/17/2023	503,219
500,000	Jeld-Wen, Inc.	4.75	7/1/2022	506,953
1,000,000	Quikrete Holdings, Inc.	4.00	11/15/2023	1,011,460
498,741	SRS Distribution Inc.	5.25	8/25/2022	507,157
				2,528,789
	BUSINESS EQUIPMENT & SERVICES - 19.6%
498,750	Blackboard Inc.	6.00	6/30/2021	503,428
497,341	BMC Software, Inc.	5.00	9/10/2020	497,809
997,500	Camelot Finance LP	4.75	10/3/2023	1,011,006
993,533	IG Investments Holdings, LLC	6.00	10/29/2021	1,001,978
1,250,000	Kronos Incorporated	5.00	11/1/2023	1,267,581
500,000	Rackspace Hosting, Inc.	4.50	11/3/2023	507,240
496,212	TIBCO Software Inc.	6.50	12/4/2020	499,212
165,353	USAGM HoldCo, LLC (3)	5.50	7/28/2022	167,041
832,351	USAGM HoldCo, LLC	5.50	7/28/2022	840,849
997,500	VF Holdings Corp.	4.25	6/30/2023	1,002,752
				7,298,896
	CABLE & SATELLITE TELEVISION - 2.7%
995,000	Numericable U.S. LLC	5.14	1/16/2024	1,009,840

	CHEMICALS & PLASTICS - 2.7%
500,000	Kraton Polymers, LLC	5.00	1/6/2022	506,608
500,000	Road Infrastructure Investment, LLC	5.00	6/13/2023	505,235
				1,011,843
	CONTAINERS & GLASS PRODUCTS - 4.7%
949,868	Berry Plastics Corp.	3.75	10/3/2022	960,706
763,634	Reynolds Group Holdings Inc.	4.25	2/6/2023	774,829
				1,735,535
	DRUGS - 1.2%
459,278	Valeant Pharmaceuticals International, Inc.	4.50	4/1/2020	453,882

	ELECTRONICS/ELECTRIC - 4.1%
1,496,250	Prime Security Services Borrower, LLC	4.25	5/2/2022	1,521,126

	FINANCIAL INTERMEDIARIES - 6.7%
466,477	First Data Corp.	3.76	7/8/2022	472,163
992,481	First Eagle Holdings, Inc.	5.00	12/1/2022	1,003,647
995,000	Russell Investments US Institutional Holdco, Inc	6.75	6/1/2023	1,013,656
				2,489,466
	FOOD SERVICE - 2.7%
995,000	US Foods, Inc.	3.77	6/27/2023	1,006,920

Ziegler Floating Rate Fund
SCHEDULE OF INVESTMENTS
As of December 31, 2016 (Unaudited)

Principal
Amount		Rate(1)	Maturity	Value
	HEALTH CARE - 8.8%
$288,667	Alvogen Pharma US, Inc	6.00%	4/4/2022	$280,007
992,373	Kindred Healthcare, Inc.	4.25	4/9/2021	993,613
994,956	Jaguar Holding Company II	4.25	8/18/2022	1,007,393
995,000	Prospect Medical Holdings, Inc.	7.00	6/30/2022	980,075
				3,261,088
	INDUSTRIAL EQUIPMENT - 2.5%
530,289	Gardner Denver, Inc.	4.25	7/30/2020	525,829
400,816	Generac Power Systems, Inc.	3.60	5/31/2023	405,070
				930,899
	INSURANCE - 1.4%
500,000	Acrisure, LLC	5.75	11/22/2023	507,033

	LEISURE GOODS/ACTIVITIES/MOVIES - 4.0%
496,222	Life Time Fitness, Inc.	4.25	6/10/2022	500,253
1,000,000	Lions Gate Entertainment Corp.	3.75	12/8/2023	1,008,335
				1,508,588
	LODGING & CASINOS - 2.7%
995,000	Station Casinos LLC	3.75	6/8/2023	1,009,557

	PUBLISHING - 4.0%
474,155	Harland Clarke Holdings Corp.	7.00	5/22/2018	475,933
995,000	McGraw-Hill Global Education Holdings, LLC	5.00	5/4/2022	997,801
				1,473,734
	RETAILERS - 4.4%
1,000,000	Bass Pro Group, LLC	5.97	12/15/2023	991,965
157,841	NVA Holdings, Inc	5.50	8/16/2021	158,630
499,357	The Talbots Inc.	5.50	3/19/2020	487,123
				1,637,718
	TELECOMMUNICATIONS - 5.4%
997,500	Telesat Canada	4.50	11/17/2023	1,013,390
497,491	WideOpenWest Finance, LLC	4.50	8/18/2023	503,530
498,750	Windstream Services, LLC	4.75	3/29/2021	503,583
				2,020,503
	UTILITIES - 5.9%
995,000	Calpine Corp.	3.75	5/31/2023	1,001,955
500,000	Eastern Power, LLC	5.00	10/1/2021	505,250
685,377	Essential Power, LLC	4.75	8/8/2019	695,657
				2,202,862

	TOTAL BANK LOANS
	(Cost $34,923,853)			35,575,120

Shares	SHORT TERM INVESTMENT ― 5.2%
1,946,406	Short-Term Investments Trust - Government & Agency Portfolio - Institutional Class, 0.43% (2)			1,946,406

	TOTAL SHORT TERM INVESTMENT
	(Cost $1,946,406)			1,946,406

	TOTAL INVESTMENTS ― 100.8% (Cost $36,870,259)			$37,521,526
	Liabilities in Excess of Other Assets ― (0.8)%			(314,579)
	TOTAL NET ASSETS ― 100.0%			$37,206,947

Ziegler Floating Rate Fund
SCHEDULE OF INVESTMENTS
As of December 31, 2016 (Unaudited)

Percentages are stated as a percent of net assets.

(1) Variable rates securities. Rates disclosed as of December 31, 2016.
(2) Rate quoted is seven-day yield at period end.
(3) Unfunded loan commitment.

The cost basis of investment for federal income tax purposes at December 31, 2016, was as follows*:

Cost of Investments	$36,870,259
Gross Unrealized Appreciation	664,309
Gross Unrealized Depreciation	(13,042)
Net Unrealized Appreciation	$651,267

* Because tax adjustments are calculated annually at the end of the Fund’s fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous year’s income tax information, please refer to the Notes to Financial Statements sections in the Fund’s most recent annual report.

The S&P’s industry classification was developed by and/or is the exclusive property of the Standard & Poor’s Financial Services, LLC (“S&P”) and has been licensed for use by Ziegler Capital Management, LLC.

Item 2. Controls and Procedures.
(a)
The Registrant’s President and Treasurer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.
Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Trust for Advised Portfolios

By           /s/ Christopher E. Kashmerick
Christopher E. Kashmerick, President and Principal Executive Officer

Date         2/27/17

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By           /s/ Russell B. Simon
Russell B. Simon, Treasurer and Principal Financial Officer

Date         2/27/17